Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

	Original Useful Lives	As of June 30,
		2024	2023
		(in millions)
Property, plant and equipment:
Land		$121	$121
Buildings and leaseholds	3 to 50 years	1,479	1,468
Machinery and equipment	2 to 20 years	782	1,155
Capitalized software	2 to 15 years	1,715	1,552
Construction in progress		86	98
Total Property, plant and equipment		4,183	4,394
Accumulated depreciation and amortization(a)		(2,911)	(3,113)
Total Property, plant and equipment, net		$1,272	$1,281
(a)Includes accumulated amortization of capitalized software of approximately $1,175 million and $1,038 million as of June 30, 2024 and 2023, respectively.